Taxes Payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Taxes Payable
VAT payable	¥ 3,466	¥ 2,335
Enterprise income taxes payable	24
Withholding individual income taxes for employees	51	65
Others	554	248
Total	¥ 4,095	¥ 2,648